Explanatory notes to the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
Explanatory notes to the Consolidated Statement of Cash Flows ash items
For the year ended December 31, 2019, Other non-cash items of €1,541 million primarily included €1,589 million impairment expense (refer to Note 2, Basis of preparation - Use of estimates).
For the year ended December 31, 2018, Other non-cash items of €129 million primarily included €297 million of impairments, partially offset by €240 million related to the revaluation of investments accounted for by using the equity method and other amounts that were not individually material.
For the year ended December 31, 2017, Other non-cash items of €(197) million primarily included €400 million related to the revaluation of investments accounted for by using the equity method, partially offset by €219 million of impairments and other amounts that were not individually material.
Operating activities
For the year ended December 31, 2019, net cash from operating activities of €10,462 million was primarily the result of: (i) net profit from continuing operations of €2,700 million adjusted to: (1) to add back €5,445 million for depreciation and amortization expense, (2) €1,589 million of impairments (refer to Note 2, Basis of preparation - Use of estimates), (3) a €864 million change in deferred taxes, (3) a €1,744 million net decrease in provisions, including €0.5 billion of payments for civil, environmental and consumer claims related to U.S. diesel emissions matters accrued in 2018, and warranty and incentive payments which exceeded the related accruals in North America, (4) €308 million of cash used by operating activities of discontinued operations and (5) for the positive effect of the change in working capital of €1,869 million, which was primarily driven by (i) an increase of €2,020 million in trade payables primarily in North America, largely due to capital expenditures, (ii) a decrease of €1,017 million in inventories primarily in EMEA and LATAM, which were partially offset by (iii) an increase of €1,268 million in other receivables net of other liabilities and payables, reflecting primarily higher indirect tax receivables in LATAM and lump sum payments of €446 million (U.S.$499 million) made in relation to the ratification of the UAW four-year collective bargaining agreement (refer to Note 25, Guarantees granted, commitments and contingent liabilities).
For the year ended December 31, 2018, net cash from operating activities of €9,948 million was primarily the result of: (i) net profit from continuing operations of €3,330 million adjusted to add back €5,507 million for depreciation and amortization expense; in addition to (ii) a net increase of €842 million in provisions primarily due to a provision of €748 million recognized for costs related to final settlements reached on civil, environmental and consumer claims related to U.S. diesel emissions matters; (iii) an increase of €457 million in net deferred tax assets, mainly due to increased deferred tax liabilities in North America; and (iv) cash flow from operating activities of discontinued operations for €484 million. These positive impacts were partially offset by negative effect of the change in working capital of €1,035 million primarily driven by (a) decrease in trade payables of €1,240 million related to lower production volumes in EMEA in December 2018 compared to the same month in 2017 in addition to lower capital expenditure, (b) decrease in other liabilities and payables net of receivables of €1,213 million mainly as a result of higher indirect tax receivable in LATAM, decreased income tax payable in North America and lower advances from customers in LATAM and EMEA, and (c) decrease in inventories of €1,399 million due to inventory management actions across all the regions.
For the year ended December 31, 2017, net cash from operating activities of €10,385 million was primarily the result of: (i) net profit from continuing operations of €3,291 million adjusted to add back €5,474 million for depreciation and amortization expense, in addition to a net decrease of €1,075 million in deferred tax assets mainly related to LATAM, and other non-cash items of €197 million; (ii) €102 million dividends received mainly from our equity method investments; and (iii) the negative effect of the change in working capital of €458 million primarily driven by (a) €1,596 million increase in inventories related to ramp-up of new models at year end, including the Alfa Romeo Stelvio and the Jeep Wrangler, as well as volume increases in LATAM and Maserati, and (b) increase in trade receivables of €157 million, which were partially offset by (c) increase in trade payables of €937 million primarily related to increased production volumes in North America and LATAM in the fourth quarter of 2017 as compared to the same period in 2016, and (d) a €358 million positive impact from increases in other liabilities, payables and receivables, primarily related to tax payables and higher deferred revenue.
Refer to Note 2, Basis of preparation - Change in accounting policy - IFRIC 23 for detail on the reclassification of the 2018 and 2017 comparatives.
Investing activities
For the year ended December 31, 2019, net cash used in investing activities of €2,985 million was primarily the result of (i) €8,385 million of capital expenditures, including €2,889 million of capitalized development expenditures, and (ii) €155 million of cash flows used by discontinued operations. These were partially offset by (iii) €5,774 million proceeds from the disposal of Magneti Marelli, net of €426 million in cash and cash equivalents held by Magneti Marelli at the time of the disposal, and (iv) a decrease in receivables from financing activities of €336 million, mainly attributable to lower volumes of financing in EMEA partially offset by an increase in LATAM.
For the year ended December 31, 2018, net cash used in investing activities of €6,738 million was primarily the result of (i) €5,392 million of capital expenditures, including €2,079 million of capitalized development expenditures primarily related to North America and EMEA, that supported investments in existing and future products, including investments in electrification and autonomous driving, and (ii) a €676 million net increase in receivables from financing activities primarily related to the increase in the lending portfolio of the financial services activities in LATAM, EMEA and in APAC.
For the year ended December 31, 2017, net cash used in investing activities of €9,296 million was primarily the result of (i) €8,105 million of capital expenditures, including €2,431 million of capitalized development expenditures primarily related to North America and EMEA, that supported investments in existing and future products, including investments in electrification and autonomous driving, and (ii) an €836 million net increase in receivables from financing activities primarily related to the increase in the lending portfolio of the financial services activities of the Group in China and Europe, which were partially offset by (iii) proceeds received of €144 million from the sale of FCA's investment in CNHI, which were recognized in the line Change in securities within the Statement of Cash Flows.
Financing activities
For the year ended December 31, 2019, net cash used in financing activities of €5,827 million resulted primarily from dividends paid of €3,056 million, including the extraordinary dividend of €2,038 million related to the disposal of Magneti Marelli, the repayment of debt in Brazil of €684 million, and the repayment of notes at maturity with a principal amount of €1,480 million that were issued through the MTN Programme.
For the year ended December 31, 2018, net cash used in financing activities of €2,785 million was primarily the result of; (i) the voluntary prepayment in November 2018 of the outstanding principal and accrued interest of U.S.$1,009 million (€893 million) of FCA US's tranche B term loan maturing December 31, 2018 (the “Tranche B Term Loan due 2018”); and (ii) the repayment at maturity of two notes under the Medium Term Note Programme (“MTN Programme”, previously referred to as the Global Medium Term Note Programme, or “GMTN” Programme), one with a principal amount of €1,250 million and one with a principal amount of €600 million.
For the year ended December 31, 2017, net cash used in financing activities was primarily the result of: (i) the voluntary prepayment in February 2017 of the outstanding principal and accrued interest of U.S.$1,826 million (€1,721 million) of FCA US's Tranche B Term Loan due 2017; (ii) the repayment of three notes at maturity under the MTN Programme, one with a principal amount of €850 million, one with a principal amount of €1,000 million and one with a principal amount of CHF450 million (€385 million), as described in Note 21, Debt; and (iii) the repayment of other long-term debt, net of proceeds, of a principal amount of €889 million.
The following is a reconciliation of liabilities arising from financing activities for the year ended December 31, 2019 and 2018:

	Years ended December 31,
	2019	2018
	(€ million)
Total Debt at January 1(1)	€15,597	€17,971
Add: Derivative (assets)/liabilities and collateral at January 1	(151)	(206)
Total Liabilities from financing activities at January 1	€15,446	€17,765

Cash flows	(3,096)	(2,795)
Foreign exchange effects	9	(226)
Fair value changes	327	(136)
Changes in scope of consolidation	43	(3)
Transfer to (Assets)/Liabilities held for sale	(82)	(177)
Other changes(2)	432	(51)

Total Liabilities from financing activities at December 31	€13,079	€14,377
Less: Derivative (assets)/liabilities and collateral at December 31	178	(151)
Total Debt at December 31	€12,901	€14,528
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(1) Total debt at January 1, 2019 has been adjusted to include Lease liabilities of €1,069 million from the adoption of IFRS 16. Refer to Note 2., Basis of preparation for additional information on the adoption of IFRS 16.
(2) Other changes above includes €622 million of non-cash movements relating to the recognition of additional lease liabilities in accordance with IFRS during the year ended December 31, 2019.
Interest expense and taxes paid
During the years ended December 31, 2019, 2018 and 2017, the Group paid interest of €860 million and received interest of €325 million, €1,024 million and €308 million, and €1,190 million and €299 million, respectively. Amounts indicated are also inclusive of interest rate differentials paid or received on interest rate derivatives.
During the years ended December 31, 2019, 2018 and 2017, the Group made income tax payments, net of refunds, totaling €341 million, €750 million and €533 million, respectively.
Amounts relating to IFRS 16 recognized in Consolidated Statement of Cash Flows
During the year ended December 31, 2019, the total cash outflow for leases recognized in accordance with IFRS 16 was €381 million, of which €299 million related to cash payments for the principal portion of lease liabilities (recognized within Cash flows from financing activities in the Consolidated Statement of cash flows) and €82 million related to cash payments for interest expense related to lease liabilities (recognized within Cash flows from operating activities in the Consolidated Statement of cash flows).